Leases (Details) - Schedule of weighted average lease term and weighted average discount rate	Dec. 31, 2021
Schedule Of Weighted Average Lease Term And Weighted Average Discount Rate Abstract
Operating leases weighted average remaining lease term (in years)	2 years 4 months 9 days
Operating leases weighted average discount rate	4.59%